Share Based Payments - Schedule of Restricted Stock Unit (Details) - Restricted Stock Unit [Member] pure in Thousands	12 Months Ended
Dec. 31, 2024 $ / shares
Schedule of Restricted Stock Unit [Line Items]
Grant Date price, Outstanding beginning
Restricted Stock, Outstanding beginning
Grant Date price, Exercisable
Restricted Stock, Exercisable
Grant Date price, Granted	$ 1.09
Restricted Stock, Granted	4,200
Grant Date price, Forfeited/Cancelled
Restricted Stock, Forfeited/Cancelled
Grant Date price, Exercised
Restricted Stock, Exercised
Grant Date price, Outstanding ending	$ 1.09
Restricted Stock, Outstanding ending	4,200